FAIR VALUE MEASUREMENTS (Fair Value Change in Forward Contracts) (Details) (Forward Contracts [Member]) In Millions, unless otherwise specified				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Derivative [Line Items]
Derivative, notional amount	$ 384.5	0.8	€ 21.1
Remaining maturity of foreign currency derivative				1 month	12 months